Energy Recovery Bonds	12 Months Ended
Dec. 31, 2011
Energy Recovery Bonds

NOTE 5: ENERGY RECOVERY BONDS

In 2005, PERF issued two separate series of ERBs in the aggregate amount of $2.7 billion to refinance a regulatory asset that the Utility recorded in connection with the Chapter 11 Settlement Agreement. The proceeds of the ERBs were used by PERF to purchase from the Utility the right, known as "recovery property," to be paid a specified amount from a dedicated rate component ("DRC") to be collected from the Utility's electricity customers. DRC charges are authorized by the CPUC under state legislation and will be paid by the Utility's electricity customers until the ERBs are fully retired. Under the terms of a recovery property servicing agreement, DRC charges are collected by the Utility and remitted to PERF for payment of principal, interest, and miscellaneous expenses associated with the bonds.

The first series of ERBs issued on February 10, 2005 included five classes aggregating to a $1.9 billion principal amount, with scheduled maturities ranging from September 25, 2006 to December 25, 2012. Interest rates on the remaining two outstanding classes are 4.37% for the earlier maturing class and 4.47% for the later maturing class. The proceeds of the first series of ERBs were paid by PERF to the Utility and were used by the Utility to refinance the remaining unamortized after-tax balance of the settlement regulatory asset. The second series of ERBs, issued on November 9, 2005, included three classes aggregating to an $844 million principal amount, with scheduled maturities ranging from June 25, 2009 to December 25, 2012. Interest rates on the remaining two classes are 5.03% for the earlier maturing class and 5.12% for the later maturing class. The proceeds of the second series of ERBs were paid by PERF to the Utility to pre-fund the Utility's tax liability that will be due as the Utility collects the DRC charges from customers.

The total amount of ERB principal outstanding was $423 million at December 31, 2011 and $827 million at December 31, 2010. The remaining ERBs, which bear an average fixed interest rate of 4.66%, mature in 2012.

While PERF is a wholly owned consolidated subsidiary of the Utility, it is legally separate from the Utility. The assets (including the recovery property) of PERF are not available to creditors of the Utility or PG&E Corporation, and the recovery property is not legally an asset of the Utility or PG&E Corporation.

Pacific Gas And Electric Company [Member]
Energy Recovery Bonds

NOTE 5: ENERGY RECOVERY BONDS

In 2005, PERF issued two separate series of ERBs in the aggregate amount of $2.7 billion to refinance a regulatory asset that the Utility recorded in connection with the Chapter 11 Settlement Agreement. The proceeds of the ERBs were used by PERF to purchase from the Utility the right, known as "recovery property," to be paid a specified amount from a dedicated rate component ("DRC") to be collected from the Utility's electricity customers. DRC charges are authorized by the CPUC under state legislation and will be paid by the Utility's electricity customers until the ERBs are fully retired. Under the terms of a recovery property servicing agreement, DRC charges are collected by the Utility and remitted to PERF for payment of principal, interest, and miscellaneous expenses associated with the bonds.

The first series of ERBs issued on February 10, 2005 included five classes aggregating to a $1.9 billion principal amount, with scheduled maturities ranging from September 25, 2006 to December 25, 2012. Interest rates on the remaining two outstanding classes are 4.37% for the earlier maturing class and 4.47% for the later maturing class. The proceeds of the first series of ERBs were paid by PERF to the Utility and were used by the Utility to refinance the remaining unamortized after-tax balance of the settlement regulatory asset. The second series of ERBs, issued on November 9, 2005, included three classes aggregating to an $844 million principal amount, with scheduled maturities ranging from June 25, 2009 to December 25, 2012. Interest rates on the remaining two classes are 5.03% for the earlier maturing class and 5.12% for the later maturing class. The proceeds of the second series of ERBs were paid by PERF to the Utility to pre-fund the Utility's tax liability that will be due as the Utility collects the DRC charges from customers.

The total amount of ERB principal outstanding was $423 million at December 31, 2011 and $827 million at December 31, 2010. The remaining ERBs, which bear an average fixed interest rate of 4.66%, mature in 2012.

While PERF is a wholly owned consolidated subsidiary of the Utility, it is legally separate from the Utility. The assets (including the recovery property) of PERF are not available to creditors of the Utility or PG&E Corporation, and the recovery property is not legally an asset of the Utility or PG&E Corporation.